Notes to the consolidated statements of income - U.S. Tax Reform (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
US Tax Reform [Abstract]
Statutory tax rate (as a percent)	30.18%	29.90%	29.69%
Tax rate changes	€ (219,000)	€ (238,130,000)	€ (120,000)
United States
US Tax Reform [Abstract]
Statutory tax rate (as a percent)		21.00%
Deferred tax benefit from Tax Cuts and Jobs Act		€ 235,692,000